Derivative financial instruments and hedging activities - Notional Amount of Derivatives by Term to Maturity (Absolute Amounts) (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Nov. 01, 2020
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 7,509,332	$ 23,732,226	$ 5,842,637
Debt Syndication Derivatives	9,000	2,000
Credit derivatives [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	1,000	1,000
Trading credit derivatives protection purchase amount	25,000	26,000
Trading credit derivatives protection sold amount	$ 17,000	$ 22,000